Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
Schedule of reserved common stock for future issuance
	December 31,
	2021	2020
Redeemable convertible preferred stock	—	15,480,195
Outstanding and issued common stock options	2,660,383	2,983,574
Common stock warrants	4,999,883	—
Shares available for grant under 2019 Equity Incentive Plan	—	430,893
Shares available for grant under 2021 Equity Incentive Plan	4,422,480	—
Shares available for grant under 2021 Employee Stock Purchase Plan	550,000	—
Total shares of common stock reserved	12,632,746	18,894,662